Average Annual Total Returns - PGIM Government Income Fund	A One Year	A Five Years	A Ten Years	A SinceInception	A InceptionDate	C One Year	C Five Years	C Ten Years	C SinceInception	C InceptionDate	R One Year	R Five Years	R Ten Years	R SinceInception	R InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	Z Return Before Taxes One Year	Z Return Before Taxes Five Years	Z Return Before Taxes Ten Years	Z Return Before Taxes SinceInception	Z Return Before Taxes InceptionDate	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions SinceInception	Z Return After Taxes on Distributions InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	Bloomberg Barclays US Government Bond Index One Year	Bloomberg Barclays US Government Bond Index Five Years	Bloomberg Barclays US Government Bond Index Ten Years	Bloomberg Barclays US Government Bond Index SinceInception	Bloomberg Barclays US Aggregate ex-Credit Index One Year	Bloomberg Barclays US Aggregate ex-Credit Index Five Years	Bloomberg Barclays US Aggregate ex-Credit Index Ten Years	Bloomberg Barclays US Aggregate ex-Credit Index SinceInception
Total	2.42%	2.38%	2.47%			4.08%	2.24%	2.02%			5.56%	2.76%	2.52%			6.37%			2.84%	Aug. 09, 2016	6.35%	3.41%	3.11%			5.44%	2.48%	2.10%			3.76%	2.21%	1.98%			7.94%	3.76%	3.26%		6.41%	3.52%	3.19%